DERIVATIVE FINANCIAL INSTRUMENTS - Change in Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	$ 720
Unrealized losses	(472)
Net Change	248	$ (242)
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	570
Unrealized losses	(113)
Net Change	457	(364)
Interest rates
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	33
Unrealized losses	(50)
Net Change	(17)	(15)
Credit default swaps
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	3
Unrealized losses	0
Net Change	3	2
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	87
Unrealized losses	(216)
Net Change	(129)	169
Commodity instruments
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	27
Unrealized losses	(93)
Net Change	$ (66)	$ (34)